Rights of use of assets (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Rights of use of assets
Beginning of the year	$ 10,904	$ 9,949
Additions	818	1,673
Depreciation charges	(1,045)	(718)
Total Right-of-use assets	$ 10,677	$ 10,904